Biological assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Level 1 [Member] | Sown Land-crops [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	$ 11,915	$ 28,910
Non-current (Production)	0	0	$ 0
Current (Consumable)	14,461	11,915	28,910
Transfers	(3,000)	(4,280)
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	0	0
Costs for the year	5,434	3,154
Foreign exchange gain / (loss)		(15,869)
Currency translation adjustment	112
As of end of period	14,461	11,915	28,910
Level 2 of fair value [Member] | Other Cattle [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	1,136	534
Non-current (Production)	732	985	406
Current (Consumable)	145	151	128
Transfers	0	0
Purchases	88	47
Initial recognition and changes in the fair value of biological assets	(934)	589
Decrease due to harvest	0	0
Sales	(49)	(31)
Consumptions	(3)	(3)
Costs for the year	639	0
Foreign exchange gain / (loss)		0
Currency translation adjustment	0
As of end of period	877	1,136	534
Level 3 of fair value [Member] | Sown Land-crops [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	55,137	25,681
Non-current (Production)	0	0	0
Current (Consumable)	51,294	55,137	25,681
Transfers	3,000	4,280
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	4,279	4,598
Decrease due to harvest	(330,888)	(267,264)
Sales	0	0
Consumptions	0	0
Costs for the year	323,468	288,312
Foreign exchange gain / (loss)		(470)
Currency translation adjustment	(3,702)
As of end of period	51,294	55,137	25,681
Level 3 of fair value [Member] | Sugarcane Fields [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	36,798	35,959
Non-current (Production)	0	0	0
Current (Consumable)	43,409	36,798	35,959
Transfers	0	0
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	(7,656)	11,651
Decrease due to harvest	(67,754)	(98,047)
Sales	0	0
Consumptions	0	0
Costs for the year	83,549	88,625
Foreign exchange gain / (loss)		(1,390)
Currency translation adjustment	(1,528)
As of end of period	43,409	36,798	35,959
Level 1 [Member] | Agricultural Business [Member] | Others Biological [Member]
Statement [Line Items]
As of beginning of period	820	729
Non-current (Production)	1,016	813	722
Current (Consumable)	7	7	7
Transfers	0	0
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	(145)	(491)
Costs for the year	348	582
Foreign exchange gain / (loss)		0
Currency translation adjustment	0
As of end of period	1,023	820	729
Agricultural Business 1 [Member] | Level 1 [Member]
Statement [Line Items]
As of beginning of period	199,299	160,702
Non-current (Production)	64,623	58,164	52,180
Current (Consumable)	152,422	141,135	108,522
Transfers	0	0
Purchases	51,169	27,984
Initial recognition and changes in the fair value of biological assets	(1,665)	26,108
Decrease due to harvest	(398,642)	(365,311)
Sales	(96,110)	(49,946)
Consumptions	(391)	(653)
Costs for the year	466,998	419,290
Foreign exchange gain / (loss)		(18,875)
Currency translation adjustment	(3,613)
As of end of period	217,045	199,299	160,702
Agricultural Business 1 [Member] | Level 2 of fair value [Member] | Breeding Cattle And Cattle For Sale [Member]
Statement [Line Items]
As of beginning of period	93,493	68,889
Non-current (Production)	62,875	56,366	51,052
Current (Consumable)	43,106	37,127	17,837
Transfers	0	0
Purchases	51,081	27,937
Initial recognition and changes in the fair value of biological assets	2,646	9,270
Decrease due to harvest	0	0
Sales	(96,061)	(49,915)
Consumptions	(243)	(159)
Costs for the year	53,560	38,617
Foreign exchange gain / (loss)		(1,146)
Currency translation adjustment	1,505
As of end of period	$ 105,981	$ 93,493	$ 68,889